[GRAPHIC OMITTED]


                                        SEMIANNUAL REPORT JUNE 30, 2002



Oppenheimer
Bond Fund



                                       [LOGO APPEARS HERE]
                                       OPPENHEIMERFUNDS[REGISTRATION MARK]
                                       The Right Way to Invest

REPORT HIGHLIGHTS


FUND OBJECTIVE
Oppenheimer Bond Fund seeks a high level of current income by investing mainly in debt instruments.



    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

38  Trustees and Officers

40  Privacy Policy Notice




CUMULATIVE TOTAL RETURNS*
           For the 6-Month Period
           Ended 6/30/02

           Without      With
           Sales Chg.   Sales Chg.
----------------------------------
Class A      2.44%       -2.43%
----------------------------------
Class B      2.16        -2.79
----------------------------------
Class C      2.16         1.17
----------------------------------
Class N      2.42         1.42
----------------------------------
Class Y      2.76


AVERAGE ANNUAL TOTAL RETURNS*
           For the 1-Year Period
           Ended 6/30/02
           Without      With
           Sales Chg.   Sales Chg.
----------------------------------
Class A      4.41%       -0.55%
----------------------------------
Class B      3.64        -1.22
----------------------------------
Class C      3.64         2.66
----------------------------------
Class N      4.25         3.28
----------------------------------
Class Y      4.90






  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 6 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


Dear Shareholder,

Although we're well into 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to for help in deciding where to invest their money. When it comes to investing, words like trust, experience and consistency have never been more meaningful.

   Despite the continued challenges, there are signs of a slow but steady recovery in the U.S. economy. Rooted in a combination of low inflation, little pressure on the Federal Reserve Board (the Fed) to raise interest rates and the resilient U.S. consumer, business conditions are gradually improving. We believe the prospects for long-term investors look bright.

   In the short term, however, one factor unnerving the markets is what the investment industry refers to as "headline risk." That is, the chances of a company receiving negative media attention for actual or perceived wrongdoing. Over the last year, scandals in the accounting industry and on Wall Street and stories of poor leadership in big corporations have fueled this negative attention, creating an atmosphere of mistrust between investors and many big businesses. Consequently, the prices of individual stocks have fallen sharply over short periods of time, leaving many shareholders wondering what effect these price drops can have on mutual funds.

   The fact is, mutual funds, while certainly not immune to declining stock prices, offer clear-cut advantages over direct




1  OPPENHEIMER BOND FUND

LETTER TO SHAREHOLDERS


ownership of individual stocks. Perhaps the biggest advantage is the inherent diversification of many mutual funds. Because fund portfolios often contain a number of different investments, one company's poor performance usually does not have a dramatic effect on the fund as a whole. In addition, OppenheimerFunds portfolio management teams are made up of experienced professionals with the skills, experience and resources necessary to make informed investment decisions.

   Your financial advisor is an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.

   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ James C. Swain           /s/ John V. Murphy
------------------           ------------------
James C. Swain               John V. Murphy
July 22, 2002






THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.




2  OPPENHEIMER BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q
HOW DID OPPENHEIMER BOND FUND PERFORM DURING THE SIX MONTHS THAT ENDED JUNE 30, 2002?

A. We'd describe the results as satisfactory. While the Fund's yields remained strong, its total return slightly lagged the broad fixed-income market and its peer group of funds.(1) We would be more concerned about this if we had not spent the last three months repositioning the portfolio for what we believe will be more consistent performance going forward.

WHEN DID YOU START MANAGING THE FUND?

We assumed direction of the Fund on April 1, 2002, not long after three of us--Angelo Manioudakis, Benjamin Gord and Charles Moon--joined OppenheimerFunds. Previously, we had managed portfolios for an institutional fixed-income asset manager, and we brought with us the very disciplined approach we utilized there. Along with a fourth team member, Caleb Wong, we set about applying our approach to Bond Fund.

WHY ARE FOUR OF YOU MANAGING THE PORTFOLIO?

The bond market is so complex that, when it comes to multi-sector bond funds, we believe that four heads are better than one. Each of us has expertise in a major bond market sector, which helps us select the best individual values within those sectors. In-depth knowledge of each sector and how it behaves under various interest-rate and economic scenarios also helps us make better decisions, as a group, about sector allocations and where to focus on the yield curve.

WHAT IS YOUR STRATEGY FOR THE PORTFOLIO?

Our goal is to create a core of higher-quality corporate bonds and Treasuries that can generate a more consistent total return. In keeping with this, we bumped up the investment in higher-quality investment grade corporate bonds, a move that brought the fund more in line with the composition of its benchmark index.

   When it comes to high-yield and mortgage-backed securities, we will tend to be opportunistic, using them to a greater or lesser degree, depending upon market conditions, to help boost yields. At the same time, we are utilizing programs that




PORTFOLIO MANAGEMENT
TEAM
Benjamin Gord
Angelo Manioudakis
(Portfolio Manager)
Charles Moon
Caleb Wong






1. The Fund's performance is compared to the average of the total return of the 191 funds in the Lipper Corporate Debt Funds A Rated category, 2.81%, for the six-month period ended 6/30/02.




3  OPPENHEIMER BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


   isolate the various risks in a portfolio--for instance, interest rate sensitivity and prepayment risk. These programs, which we have developed over time, estimate duration as well as a number of other, more sophisticated measures of individual risks. So, our overall strategy is to buy the best values we can find in each sector while using these tools to tell us what our risk exposures are. Then, we can adjust the specific exposures to levels we're willing to accept. For instance, we might add longer-term corporate bonds about which we have a lot of conviction, then use Treasury futures to hedge the portfolio's sensitivity to changing interest rates. Our analytical tools allow us to be fairly precise about these checks and balances, so we expect to see less volatility in the Fund's daily prices.

WHY WAS THE FUND'S SIX-MONTH TOTAL RETURN DISAPPOINTING?

For the most part, bond markets performed well during the period. Treasuries were fairly stable, as were high-yield bonds. And both mortgage-backed and corporate securities outperformed the Treasury market, so the commercial mortgage-backed securities and asset-backed securities selected by the previous managers were solid contributors to performance. On the other hand, some of the portfolio's investment-grade corporate bonds declined sharply as that market "split in two," a development that would have been difficult to anticipate last fall.

   Accounting irregularities and related questions about financial strength and credit quality roiled the market after January. Just as importantly, bonds of most companies with unusual accounting practices followed suit, especially telecommunications bonds. Meanwhile, bonds that were not associated with these accounting and liquidity issues were in great demand, and their prices rose sharply. Even though the Fund's allocation to telecommunications bonds was small, the downturn there and in energy bonds hurt performance.

WHAT ARE YOUR PLANS FOR THE FUND AT THIS POINT?

   One of our core beliefs is that we are not good at forecasting macroeconomic moves. Instead, we gauge what the market is forecasting, or what assumptions about economic growth,




AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE

For the Periods Ended 6/30/02(2)

Class A
1-Year  5-Year 10-Year
------------------------
-0.55%  4.04%  5.52%

Class B        Since
1-Year  5-Year Inception
------------------------
-1.22%  3.96%  4.94%

Class C        Since
1-Year  5-Year Inception
------------------------
 2.66%  4.27%  4.68%

Class N        Since
1-Year  5-Year Inception
------------------------
 3.28%  N/A    3.52%

Class Y        Since
1-Year  5-Year Inception
------------------------
 4.90%  N/A    4.80%
------------------------


STANDARDIZED YIELDS(3)

For the 30-Day Period
Ended 6/30/02
-----------------------
Class A        5.22%
-----------------------
Class B        4.73
-----------------------
Class C        4.73
-----------------------
Class N        5.23
-----------------------
Class Y        6.01
-----------------------





2. See notes on page 6 for further details.
3. Standardized yield is based on net investment income for the 30-day period ended June 30, 2002. Falling share price will tend to artificially raise yields.




4  OPPENHEIMER BOND FUND
interest rates and corporate profitability are embedded in securities prices. Right now, the MARKET is anticipating higher interest rates and a flatter yield curve (i.e., smaller differences between short- and long-term yields) by year-end. The market is also saying the change will not be extreme, so volatility in the market should be reasonably controlled. Thus, we foresee a relatively calm period that should give us ample opportunity to complete our repositioning and ensure that Oppenheimer Bond Fund remains a key part of THE RIGHT WAY TO INVEST.



CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES(5)
----------------------------------------------------------------
Diversified Financials                                  15.9%
----------------------------------------------------------------
Insurance                                                4.5
----------------------------------------------------------------
Media                                                    4.2
----------------------------------------------------------------
Banks                                                    1.9
----------------------------------------------------------------
Wireless Telecommunication Services                      1.8
----------------------------------------------------------------
Health Care Providers & Services                         1.7
----------------------------------------------------------------
Diversified Telecommunication Services                   1.6
----------------------------------------------------------------
Food & Drug Retailing                                    1.4
----------------------------------------------------------------
Transportation Infrastructure                            1.3
----------------------------------------------------------------
Distributors                                             0.8

TOP FIVE HOLDINGS BY ISSUER4
----------------------------------------------------------------
Federal National Mortgage Assn.                         19.4%
----------------------------------------------------------------
U. S. Treasury                                          16.1
----------------------------------------------------------------
Repurchase Agreement                                     7.5
----------------------------------------------------------------
Criimi Mae Commercial Mortgage Trust I                   2.7
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.                         2.0




CREDIT ALLOCATION(4)

(PIE CHART APPEARS HERE)

o Treasury/
  Agency          38.4%
o AAA/AA/A        36.3
o BBB/BB/B        17.2
o CCC/CC/C         0.1
o Other
  Securities       8.0





4. Portfolio is subject to change. Percentages are as of June 30, 2002, and are based on total market value of investments.
5. Portfolio is subject to change. Percentages are as of June 30, 2002, and are based on net assets.




5  OPPENHEIMER BOND FUND

NOTES

IN REVIEWING PERFORMANCE PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 4/15/88. The Fund's maximum sales charge for Class A shares was lower prior to 3/29/91, so actual performance may have been higher. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.





6  OPPENHEIMER BOND FUND

                                                              FINANCIALS






7  OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS June 30, 2002 / Unaudited


                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
============================================================================================================
ASSET-BACKED SECURITIES--4.7%
AQ Finance NIM Trust, Home Equity Collateralized Mtg. Obligations:
Series 2001-3A, Cl. Note, 8.835%, 2/25/32(1)                                     $ 2,722,557   $  2,722,557
Series 2002-1, Cl. Note, 9.50%, 6/25/32(1)                                         2,546,947      2,540,579
------------------------------------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Plane Obligations,
Series 1A, Cl. D2, 8%, 7/15/31(1)                                                  3,150,000      1,102,500
------------------------------------------------------------------------------------------------------------
Liberte American Loan Master Trust, Collateralized Loan Obligations,
Series 1999-1A, Cl. D2, 6.90%, 11/25/06(1,2)                                       6,000,000      4,500,000
------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31(1)                                          2,855,238      3,055,105
------------------------------------------------------------------------------------------------------------
Long Beach Asset Holdings Corp. NIM Trust, Home Equity Asset-Backed
Pass-Through Certificates, Series 2001-3, 7.87%, 9/25/31(1)                        2,514,574      2,502,001
------------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1, Cl. C,
9.19%, 7/25/07(1,2)                                                                  729,934        723,291
------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations:
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28(1)                                        2,498,237      2,011,081
Series 2002-I, Cl. ECFD, 9.25%, 3/25/32(5)                                         3,556,002      3,500,440
------------------------------------------------------------------------------------------------------------
ONYX Acceptance Auto Trust, Automobile Asset-Backed Certificates,
Series 2002, Cl. A, 13.60%, 2/20/32(1)                                             2,022,927      2,002,698
------------------------------------------------------------------------------------------------------------
Option One Mortgage Securities Corp., Home Equity
Collateralized Mtg. Obligations:
Series 1999-1, Cl. CTFS, 10.06%, 3/26/29(1)                                          966,085        923,215
Series 1999-3, Cl. CTFS, 10.80%, 12/15/29                                            362,857        353,445
------------------------------------------------------------------------------------------------------------
TS Authority, Asset-Backed Securities, Series 2001-A, 6.79%, 6/1/10                1,400,000      1,400,700
                                                                                               -------------
Total Asset-Backed Securities (Cost $29,566,914)                                                 27,337,612

============================================================================================================
CORPORATE LOANS--0.1%
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
Series 2002-I, Cl. ECFD, 5.947%, 6/17/06(1,2) (Cost $796,245)                        804,288        772,116

============================================================================================================
MORTGAGE-BACKED OBLIGATIONS--48.4%
------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--27.9%
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--27.7%
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 1.311%, 4/14/29(3)      51,017,762      2,678,432
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
12.50%, 4/1/14                                                                         5,520          6,414
13.50%, 11/1/10                                                                       12,844         14,793
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates:
9%, 3/1/17                                                                           102,121        111,476
Series 1843, Cl. VB, 7%, 4/15/03                                                      35,225         35,886
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Pass-Through
Certificates, Series 151, Cl. F, 9%, 5/15/21                                         238,298        252,744
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1711, Cl. EA, 7%, 3/15/24                                                     200,000        211,686
Series 2054, Cl. TE, 6.25%, 4/15/24                                                  850,000        878,152




8  OPPENHEIMER BOND FUND

                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 6.50%, 2/1/28(3)                                             $26,744,695   $  5,259,094
Series 202, Cl. IO, 6.50%, 4/1/29(3)                                               8,769,249      1,916,903
Series 203, Cl. IO, 6.50%, 6/15/29(3)                                              8,597,523      1,895,485
Series 205, Cl. IO, 7%, 9/15/29(3)                                                 6,413,334      1,200,496
Series 206, Cl. IO, 7.50%, 12/15/29(3)                                             7,171,554      1,255,022
Series 207, Cl. IO, 7%, 4/15/30(3)                                                 6,116,397      1,039,787
Series 303, Cl. IO, 7.50%, 11/1/29(3)                                              2,538,422        451,760
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 7/25/32(10)                                                                   66,000,000     65,835,000
6.50%, 7/1/28(10)                                                                 15,550,000     15,851,359
7%, 1/1/09 - 7/16/32                                                                 270,640        284,784
7%, 7/25/27(10)                                                                   54,600,000     56,545,398
7.50%, 2/1/08 - 3/1/08                                                               113,268        120,560
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1992-34, Cl. G, 8%, 3/25/22(4)                                                 272,054        290,162
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Mtg. Pass-Through Certificates,
8%, 8/1/17                                                                            73,978         79,053
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed
Security, Trust 299, Cl. 2, 6.50%, 5/1/28(3)                                       2,434,673        486,174
------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 2001-C3, Cl. X1, 0.667%, 8/15/33(3)        134,490,008      4,812,221
                                                                                               -------------
                                                                                                161,512,841
------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
6.75%, 7/20/25                                                                       156,288        161,249
7%, 7/15/09                                                                           70,198         74,531
8%, 6/15/05 - 10/15/06                                                               302,862        322,281
9%, 2/15/09 - 6/15/09                                                                 95,274        104,419
10%, 11/15/09                                                                         33,255         36,711
10.50%, 12/15/17 - 5/15/21                                                           112,045        128,470
11%, 10/20/19                                                                        201,210        230,828
12%, 5/15/14                                                                             817            967
13%, 12/15/14                                                                          7,226          8,637
                                                                                               -------------
                                                                                                  1,068,093
------------------------------------------------------------------------------------------------------------
PRIVATE--20.5%
------------------------------------------------------------------------------------------------------------
COMMERCIAL--17.3%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. G, 7%, 6/17/29(5)                     150,000        138,056
------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-D2, Cl. A3, 7.52%, 2/14/29(2)                                          7,067,127      7,137,798
Series 1996-MD6, Cl. A3, 7.364%, 11/13/29(2)                                         800,000        841,187
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                             2,000,000      1,022,187
------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed
Security Commercial Mtg. Pass-Through Certificates, Series 1997-D5,
Cl. PS1, 1.676%, 2/14/41(3)                                                        5,794,661        430,525




9  OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS June 30, 2002  Unaudited / Continued


                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 0.619%, 6/22/24(1,3)                $11,951,908   $    407,112
------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. E, 6.72%, 12/25/03(2,5)                                          250,000        249,883
------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Commercial Mtg. Obligations:
Series 1996-C1, Cl. D, 7.338%, 12/25/20(1,2)                                         780,467        778,760
Series 2000-FL2A, Cl. J-NS, 4.14%, 7/15/02(2)                                      1,400,000      1,398,320
------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 0.633%, 12/25/20(1,3)               7,813,526          4,883
------------------------------------------------------------------------------------------------------------
Criimi Mae Commercial Mortgage Trust I, Collateralized Mtg.
Obligations, Series 1998-C1, Cl. A2, 7%, 6/2/33(5)                                19,250,000     19,447,012
------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 1998-C1, Cl. F, 6%, 5/17/40(5)                                              2,500,000      1,532,682
Series 2002-CKP1, Cl. E, 6.801%, 12/15/35(1)                                       2,800,000      2,938,446
------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg.
Pass-Through Certificates:
Series 1999-STF1, Cl. B6, 5.004%, 7/5/08(1,2)                                     21,426,669         21,427
Series 1999-STF1, Cl. B6, 5.004%, 7/5/08(1,2)                                      1,127,493      1,111,272
------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations:
Series 1996-CF1, Cl. A3, 7.841%, 3/13/28                                           2,000,000      2,184,602
Series 1996-CF1, Cl. B1, 8.291%, 3/13/28(2,5)                                      2,000,000      2,196,818
Series 1997-CF1, Cl. A3, 7.76%, 5/15/30(5)                                         4,440,000      4,780,031
------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 1994-C1, Cl. 2D, 8.70%, 9/25/25(1)                                            507,222        493,273
Series 1994-C1, Cl. 2E, 8.70%, 9/25/25(1)                                          1,000,000        973,125
------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. C, 8.168%, 7/25/06(1,2)                                      1,478,000      1,467,839
Series 1997-CHL1, Cl. D, 8.126%, 5/25/08(1,2)                                        750,000        707,110
Series 1997-CHL1, Cl. E, 8.168%, 2/25/11(1,2)                                        750,000        605,860
------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2002-C1,
Cl. D, 6.622%, 2/12/34                                                               841,600        881,806
------------------------------------------------------------------------------------------------------------
First Union-Chase Commercial Mortgage Trust, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 1999-C2,
Cl. IO, 0.701%, 6/15/31(3)                                                        90,927,422      3,289,015
------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C2, 0.794%, 5/18/28(3)                  9,870,105        291,669
------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.096%, 3/15/11(2)                                          1,500,000      1,540,781
------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
Mtg.-Backed Security Pass-Through Certificates, Series 1997-C1,
Cl. X, 2.01%, 7/15/27(3)                                                           7,484,604        492,347
------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C2, Cl. F, 6.75%, 4/16/29                                1,000,000        591,602
------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations:
Series 2001-Rock, Cl. C, 6.878%, 5/3/18(5)                                         3,200,000      3,317,677
Series 2001-Rock, Cl. E, 7.108%, 5/3/18(5)                                         2,200,000      2,245,088




10  OPPENHEIMER BOND FUND

                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Hotel First Mortgage Trust, Commercial Mtg. Obligations,
Series 1993-A, Cl. A, 8.52%, 8/5/08(1)                                           $ 1,121,957   $  1,157,369
------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Obligations, Series 2001-FL1A, Cl. G, 3.21%, 7/13/13(1,2)          2,948,049      2,908,896
------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                               5,000,000      5,627,625
------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 1.187%, 2/18/28(3)         16,657,482        704,039
------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 6%, 7/26/24(1)                                             3,551,409      3,431,549
------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1998-C2, Cl. C, 6.569%, 2/15/30(2)                                          6,000,000      6,340,312
------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.428%, 3/15/06(1,2)                                          385,000        372,230
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(5)                                            225,000        206,309
Series 1998-WF1, Cl. F, 7.30%, 3/15/30(1)                                          2,000,000      1,940,000
------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(5)                              875,000        838,496
------------------------------------------------------------------------------------------------------------
NationsBank Trust, Lease Pass-Through Certificates, Series 1997A-1,
7.442%, 1/10/11(2)                                                                   410,351        433,370
------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Obligations,
Series 1996-MD5, Cl. A3, 7.919%, 4/13/39(2)                                        5,600,000      6,103,418
------------------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 1998-12, Cl. 1A2, 5.75%, 1/25/29                 6,000,000      5,795,580
------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X,
0.195%, 5/18/32(1,3)                                                             281,171,328      1,328,974
                                                                                               -------------
                                                                                                100,706,360
------------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 12.50%, 10/23/17(1,3)                     31,320          7,203
------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, 19.59%, 10/23/17(1,7)                     46,519         38,146
                                                                                               -------------
                                                                                                     45,349
------------------------------------------------------------------------------------------------------------
RESIDENTIAL--3.2%
ARC Net Interest Margin Trust, Collateralized Mtg. Obligations,
Series 2001-6A, Cl. A, 7.25%, 10/27/31(1)                                          3,531,456      3,480,691
------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1996-B, Cl. 1, 7.076%, 4/25/26(1,2)                                         1,455,465      1,103,424
Series 1999-NC2, Cl. M3, 5.09%, 4/25/29(1,2)                                         673,474        679,367
------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates:
Series 1998-8, Cl. B, 3.14%, 8/25/28(2)                                            1,517,422      1,494,306
Series 2002-AL1, Cl. B2, 3.45%, 3/25/32(1)                                         3,244,334      2,607,634




11  OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS June 30, 2002 Unaudited / Continued


                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
Washington Mutual Finance Corp., Collateralized Mtg. Obligations,
Series 2000-1, Cl. B1, 5.84%, 1/25/40(1,2)                                       $ 2,800,000   $  2,765,000
------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Commercial Mtg. Obligations,
Series 2001-S9, Cl. A12, 6.75%, 9/25/31(1)                                         6,525,544      6,578,564
                                                                                               -------------
                                                                                                 18,708,986
                                                                                               -------------
Total Mortgage-Backed Obligations (Cost $284,334,964)                                           282,041,629

============================================================================================================
U.S. GOVERNMENT OBLIGATIONS--19.9%
U.S. Treasury Bonds:
4.875%, 2/15/12                                                                   41,130,000     41,297,111
5.375%, 2/15/31                                                                   43,700,000     42,805,549
------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflationary Index Bonds, 3.375%, 1/15/12(11)                        5,038,462      5,165,214
------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 3/31/04                                                                   21,000,000     21,331,233
5.875%, 11/15/04                                                                   5,310,000      5,645,199
                                                                                               -------------
Total U.S. Government Obligations (Cost $113,581,629)                                           116,244,306

============================================================================================================
CORPORATE BONDS AND NOTES--40.9%
------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.6%
------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
Federal-Mogul Corp., 7.375% Nts., 1/15/06(8)                                         375,000         82,031
------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.7%
DaimlerChrysler NA Holding Corp.:
8% Nts., 6/15/10                                                                   2,600,000      2,830,009
8.50% Nts., 1/18/31                                                                1,210,000      1,341,515
                                                                                               -------------
                                                                                                  4,171,524
------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.8%
Scotia Pacific Co. LLC, 7.71% Sec. Nts., Series B, Cl. A-3, 1/20/14                6,531,000      4,867,685
------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                      150,000        133,500
------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                             250,000        255,000
------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                400,000        404,000
------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.375% Sr. Sub. Nts., 7/1/11                        300,000        307,875
                                                                                               -------------
                                                                                                  1,100,375
------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12(5)                      500,000        494,375
------------------------------------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11                                        1,900,000      2,004,635
------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                           1,000,000      1,010,000
                                                                                               -------------
                                                                                                  3,509,010
------------------------------------------------------------------------------------------------------------
MEDIA--4.2%
AOL Time Warner, Inc., 6.875% Nts., 5/1/12                                         5,400,000      4,988,758
------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07(1)           1,200,000      1,206,000




12  OPPENHEIMER BOND FUND

                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
MEDIA Continued
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(8)                                 $   100,000   $     89,500
------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05                                                 400,000        322,000
------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                    300,000        277,500
------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                                                        400,000        412,000
9.625% Sr. Unsec. Sub. Nts., 12/1/06                                                 150,000        154,875
------------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 6/15/11                            300,000        184,500
------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                       150,000        150,375
------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                           6,000,000      6,542,424
------------------------------------------------------------------------------------------------------------
Viacom, Inc., 8.25% Sr. Debs., 8/1/22                                             10,000,000     10,300,880
                                                                                               -------------
                                                                                                 24,628,812
------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
May Department Stores Co., 10.625% Debs., 11/1/10                                    405,000        516,742
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.9%
------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING--1.4%
Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29                                      5,150,000      5,368,231
------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.75% Nts., 4/15/12                                              2,550,000      2,644,687
------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(1,6,8,9)                                 476,601         61,958
                                                                                               -------------
                                                                                                  8,074,876
------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Kraft Foods, Inc., 6.50% Bonds, 11/1/31                                            2,400,000      2,382,617
------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08(1)                      250,000        250,625
                                                                                               -------------
                                                                                                  2,633,242
------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                          250,021        266,250
------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(1,6,8)                145,000             --
                                                                                               -------------
                                                                                                    266,250
------------------------------------------------------------------------------------------------------------
ENERGY--0.7%
------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08(1)                                 200,000        177,000
------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 8.125% Unsec. Nts., 3/15/12(5)                          3,350,000      2,814,154
                                                                                               -------------
                                                                                                  2,991,154
------------------------------------------------------------------------------------------------------------
OIL & GAS--0.2%
Pennzoil-Quaker State Co., 10% Sr. Nts., 11/1/08(1)                                  200,000        235,250
------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                     300,000        307,500
------------------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                        500,000        515,000
                                                                                               -------------
                                                                                                  1,057,750




13  OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS June 30, 2002 Unaudited / Continued


                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
FINANCIALS--22.3%
------------------------------------------------------------------------------------------------------------
BANKS--1.9%
Bank of America Corp., 7.40% Jr. Unsec. Sub. Nts., 1/15/11                       $ 2,970,000   $  3,257,950
------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)                               300,000        241,500
------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Bonds, 12/29/49(5)                                   7,200,000      7,728,394
                                                                                               -------------
                                                                                                 11,227,844
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--15.9%
AT&T Capital Corp., 6.60% Medium-Term Nts., Series F, 5/15/05                      2,150,000      2,050,274
------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                              2,950,000      2,908,948
------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
6.625% Unsec. Sub. Nts., 6/15/32                                                   1,790,000      1,736,060
7.25% Sub. Nts., 10/1/10                                                           3,230,000      3,521,333
------------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc., 9.33% Capital Securities, Series A, 5/6/27                     6,300,000      6,983,991
------------------------------------------------------------------------------------------------------------
FMR Corp., 7.57% Bonds, 6/15/29(5)                                                 4,400,000      4,795,564
------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875% Nts., 2/1/06                                         3,500,000      3,583,545
------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
6% Nts., 6/15/12                                                                   5,000,000      4,985,510
6.75% Nts., Series A, 3/15/32                                                      8,000,000      7,883,048
------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.75% Nts., 1/15/06                                                                2,820,000      2,930,039
7% Auto Loan Nts., 2/1/12                                                          5,530,000      5,546,756
------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 6.60% Sr. Unsec. Nts., 1/15/12                    2,190,000      2,234,674
------------------------------------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12                                          4,500,000      4,482,468
------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.625% Sub. Nts., 3/15/12                                 2,110,000      2,173,825
------------------------------------------------------------------------------------------------------------
John Deere Capital Corp.:
6.90% Sr. Nts., Series C, 10/18/02                                                 2,000,000      2,028,020
7% Sr. Nts., 3/15/12                                                               6,000,000      6,440,016
------------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 6.625% Nts., 6/15/12                                         1,730,000      1,741,376
------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                 2,850,000      2,909,588
------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                           2,150,000      2,225,422
------------------------------------------------------------------------------------------------------------
PHH Corp., 8.125% Nts., 2/3/03                                                     2,450,000      2,484,102
------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23(5)                       3,420,000      3,722,065
------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.875% Unsec. Nts., 11/15/06                             2,600,000      2,722,486
------------------------------------------------------------------------------------------------------------
Stilwell Financial, Inc., 7% Nts., 11/1/06(4)                                      8,000,000      8,071,040
------------------------------------------------------------------------------------------------------------
Tyco Capital Corp., 6.625% Sr. Unsec. Nts., 6/15/05                                4,685,000      4,425,498
                                                                                               -------------
                                                                                                 92,585,648
------------------------------------------------------------------------------------------------------------
INSURANCE--4.5%
AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                                        4,550,000      5,230,280
------------------------------------------------------------------------------------------------------------
Farmers Insurance Exchange, 8.625% Nts., 5/1/24(5)                                 1,500,000      1,331,116
------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, 4.75% Nts., 6/20/07(5)                         4,370,000      4,349,898
------------------------------------------------------------------------------------------------------------
Nationwide CSN Trust, 9.875% Sec. Nts., 2/15/25(5)                                11,000,000     11,547,921
------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                              780,000        773,821




14  OPPENHEIMER BOND FUND

                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
INSURANCE Continued
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25(5)                       $ 2,420,000   $  2,664,667
                                                                                               -------------
                                                                                                 25,897,703
------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.0%
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11(5)                       200,000        192,000
------------------------------------------------------------------------------------------------------------
HEALTH CARE--2.3%
------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08(1)             50,000         51,375
------------------------------------------------------------------------------------------------------------
Mallinckroot, Inc., 6% Nts., 10/15/03                                                500,000        433,318
                                                                                               -------------
                                                                                                    484,693

------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Cardinal Health, Inc., 4.45% Nts., 6/30/05                                        10,000,000     10,217,000
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Bristol-Myers Squibb Co., 5.75% Nts., 10/1/11                                      2,700,000      2,691,120
------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.1%
------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.0%
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07               100,000         80,000
------------------------------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS--0.1%
Atlas Air, Inc., Airline Pass-Through Certificates, 8.01% Series 1998-1C, 1/2/10     695,793        588,752
------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(1)                150,000        117,750
------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05(1)                                                   100,000         88,500
------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1,6,8)                            500,000         12,500
------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.75% Bonds, 5/15/32(5)                                    2,600,000      2,616,401
                                                                                               -------------
                                                                                                  2,835,151

------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                    500,000        502,500
------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
MMCaps Funding I Ltd., Inc., 8.03% Sr. Nts., 6/15/31(5)                            3,850,000      3,724,120
------------------------------------------------------------------------------------------------------------
MACHINERY--0.1%
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07(1)      300,000        291,000
------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                     250,000        260,000
                                                                                               -------------
                                                                                                    551,000

------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(5)        300,000        139,500
------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Burlington Northern Santa Fe Corp., 5.90% Sr. Nts., 7/1/12                         1,700,000      1,680,367
------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--1.3%
Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12                                         7,890,000      7,792,243




15  OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS June 30, 2002 Unaudited / Continued


                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.1%
------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05(1)  $   500,000   $    405,000
------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08(1)                          200,000        209,000
                                                                                               -------------
                                                                                                    614,000

------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
------------------------------------------------------------------------------------------------------------
CHEMICALS--0.1%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                        200,000        200,000
------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                       85,000         98,546
------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                  324,000        325,620
------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                        250,000        260,000
------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08(1)                                  21,859         15,001
------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.355% Sr. Sec. Nts., 12/31/06(1,2)                                7,287          4,782
                                                                                               -------------
                                                                                                    903,949

------------------------------------------------------------------------------------------------------------
METALS & MINING--0.1%
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(1)                     687            470
------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09(8)                   200,000         75,000
------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08(1)                  242,000        257,125
                                                                                               -------------
                                                                                                    332,595

------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Cable & Wire Optus Ltd., 8.125% Nts., 6/15/09(5)                                   4,750,000      5,294,198
------------------------------------------------------------------------------------------------------------
GTE North, Inc., 6.73% Debs., Series G, 2/15/28                                    2,000,000      1,816,142
------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 11.50% Sr. Deferred Coupon Nts.,
Series B, 2/1/06(8)                                                                  750,000        202,500
------------------------------------------------------------------------------------------------------------
New England Telephone & Telegraph Co., 7.875% Debs., 11/15/29                      1,500,000      1,558,530
------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07(1)                       200,000         99,231
------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Nts., 2/1/12(5)                                            200,000        185,000
                                                                                               -------------
                                                                                                  9,155,601

------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
AT&T Corp.:
5.625% Nts., 3/15/04                                                               2,750,000      2,531,185
8% Sr. Nts., 11/15/31(5)                                                           3,100,000      2,440,094
------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                        5,300,000      4,563,284
------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(5)                                         350,000        351,750
------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06(1)     500,000        523,125
------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                        500,000        232,500
                                                                                               -------------
                                                                                                 10,641,938




16  OPPENHEIMER BOND FUND

                                                                                   PRINCIPAL   MARKET VALUE
                                                                                      AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
UTILITIES--0.3%
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
PSEG Power LLC, 8.625% Sr. Unsec. Nts., 4/15/31                                  $ 1,200,000   $  1,329,037
------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                            500,000        528,949
                                                                                               -------------
                                                                                                  1,857,986
                                                                                               -------------
Total Corporate Bonds and Notes (Cost $242,508,101)                                             238,595,161

                                                                                      SHARES
============================================================================================================
PREFERRED STOCKS--0.6%
CarrAmerica Realty Corp.:
$25.00 Cum., Series B, Non-Vtg.                                                      100,000      2,530,000
$25.00 Cum., Series C, Non-Vtg.                                                       20,000        506,200
$25.00 Cum., Series D                                                                  6,000        151,920
------------------------------------------------------------------------------------------------------------
Criimi Mae, Inc., 10.875% Cum. Cv. Series B, Non-Vtg.                                 13,000        208,260
                                                                                               -------------
Total Preferred Stocks (Cost $3,506,500)                                                          3,396,380

============================================================================================================
COMMON STOCKS--0.0%
COLT Telecom Group plc, ADR(6)                                                         2,730          7,098
------------------------------------------------------------------------------------------------------------
Criimi MAE, Inc.                                                                      20,191        149,212
------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B (Escrowed)(1,6)                                     25             --
------------------------------------------------------------------------------------------------------------
Grove Investors, Inc.(6)                                                                 445             --
------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.(6)                                                               2,867         53,928
------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc.(1,6)                                                                1,414          2,588
------------------------------------------------------------------------------------------------------------
Price Communications Corp.(6)                                                          1,657         26,512
------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                     330          6,065
                                                                                               -------------
Total Common Stocks (Cost $331,356)                                                                 245,403

                                                                                       UNITS
============================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03(1,6)                                                                      1,668             --
Exp. 1/23/03(1,6)                                                                        953             --
Exp. 9/1/04(1,6,10)                                                                    2,800             --
------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(1,6)                                         50              1
------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05(1,6)                                     300              3
------------------------------------------------------------------------------------------------------------
Grove Investors, Inc., Tranche A Wts., Exp. 9/14/08(6)                                   124             --
------------------------------------------------------------------------------------------------------------
Grove Investors, Inc., Tranche B Wts., Exp. 9/14/08(6)                                   124             --
------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09(1,6)                                              1,063            106
------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05(1,6)                                       1,980             20
------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(1,6)                                150             --
------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1,6)                                200              2
------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10(6)                                            2,028         10,241




17  OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS June 30, 2002 Unaudited / Continued


                                                                                               MARKET VALUE
                                                                                       UNITS     SEE NOTE 1
============================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES Continued
Real Time Data Co. Wts., Exp. 5/31/04(1,6)                                           121,440   $         --
------------------------------------------------------------------------------------------------------------
Signature Brands USA, Inc. Wts., Exp. 8/15/02(1,6)                                        50             --
                                                                                               -------------
Total Rights, Warrants and Certificates (Cost $61,943)                                               10,373


                                                                                   PRINCIPAL
                                                                                      AMOUNT
============================================================================================================
REPURCHASE AGREEMENTS--9.4%
Repurchase agreement with Banc One Capital Markets, Inc., 1.90%, dated 6/28/02, to be repurchased at $54,528,632 on 7/1/02,
collateralized by U.S. Treasury Bonds, 6.375%--8.125%, 11/15/16--8/15/27,
with a value of $19,669,411 and U.S. Treasury Nts., 3.50%--5.50%,
1/31/03--11/15/06, with a value of $36,014,586 (Cost $54,520,000)                $54,520,000     54,520,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $729,207,652)                                        124.0%   723,162,980
------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (24.0)  (140,125,678)
                                                                                 ---------------------------
NET ASSETS                                                                             100.0%  $583,037,302
                                                                                 ===========================



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Securities with an aggregate market value of $1,299,042 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $92,843,709 or 15.92% of the Fund's net assets as of June 30, 2002.
6. Non-income producing security.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
8. Issuer is in default.
9. Interest or dividend is paid-in-kind.
10. When-issue security to be delivered and settled after June 30, 2002.
11. Denote an inflation-indexed security: coupon and principal are indexed to the consumer price index.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




18  OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited


June 30, 2002
========================================================================================================
ASSETS
Investments, at value (cost $729,207,652) - see accompanying statement                      $723,162,980
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $105,353,677 sold on a when-issued basis)                        108,020,082
Interest, dividends and principal paydowns                                                     7,642,462
Shares of beneficial interest sold                                                             2,847,593
Other                                                                                              3,423
                                                                                            ------------
Total assets                                                                                 841,676,540

========================================================================================================
LIABILITIES
Bank overdraft                                                                                 1,536,574
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $242,679,680 purchased on a when-issued basis)              254,643,534
Shares of beneficial interest redeemed                                                         1,233,422
Dividends                                                                                        610,147
Distribution and service plan fees                                                               332,847
Transfer and shareholder servicing agent fees                                                    142,585
Shareholder reports                                                                               80,900
Daily variation on futures contracts                                                              40,237
Trustees' compensation                                                                               671
Other                                                                                             18,321
                                                                                            ------------
Total liabilities                                                                            258,639,238

========================================================================================================
NET ASSETS                                                                                  $583,037,302
                                                                                            ============

========================================================================================================
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                  $     60,474
--------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              633,004,520
--------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                            (89,586)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                     (44,423,096)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                    (5,515,010)
                                                                                            ------------
NET ASSETS                                                                                  $583,037,302
                                                                                            ============




19  OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued


========================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$312,295,856 and 32,387,935 shares of beneficial interest outstanding)                      $ 9.64
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                    $10.12
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $183,393,199
and 19,029,407 shares of beneficial interest outstanding)                                   $ 9.64
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $72,905,988
and 7,556,951 shares of beneficial interest outstanding)                                    $ 9.65
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,386,567
and 662,688 shares of beneficial interest outstanding)                                      $ 9.64
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $8,055,692 and 836,938 shares of beneficial interest outstanding)                 $ 9.63



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




20  OPPENHEIMER BOND FUND

STATEMENT OF OPERATIONS Unaudited


For the Six Months Ended June 30, 2002
================================================================================
INVESTMENT INCOME
Interest                                                            $ 21,213,531
--------------------------------------------------------------------------------
Dividends                                                                153,669
                                                                    ------------
Total investment income                                               21,367,200

================================================================================
EXPENSES
Management fees                                                        1,918,880
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  354,443
Class B                                                                  838,486
Class C                                                                  315,598
Class N                                                                   11,780
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  368,232
Class B                                                                  214,183
Class C                                                                   80,989
Class N                                                                    6,204
Class Y                                                                    1,777
--------------------------------------------------------------------------------
Shareholder reports                                                      106,066
--------------------------------------------------------------------------------
Trustees' compensation                                                    10,766
--------------------------------------------------------------------------------
Custodian fees and expenses                                               10,187
--------------------------------------------------------------------------------
Other                                                                     31,122
                                                                    ------------
Total expenses                                                         4,268,713
Less reduction to custodian expenses                                      (7,056)
Less voluntary reimbursement of expenses                                (397,745)
                                                                    ------------
Net expenses                                                           3,863,912

================================================================================
NET INVESTMENT INCOME                                                 17,503,288

================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                          (16,451,443)
Closing of futures contracts                                          (1,013,618)
Closing and expiration of option contracts written                        92,245
                                                                    ------------
Net realized loss                                                    (17,372,816)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  12,166,601
                                                                    ------------
Net realized and unrealized loss                                      (5,206,215)

================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 12,297,073
                                                                    ============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




21  OPPENHEIMER BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS            YEAR
                                                                                     ENDED           ENDED
                                                                             JUNE 30, 2002    DECEMBER 31,
                                                                               (UNAUDITED)            2001
===========================================================================================================
OPERATIONS
Net investment income                                                         $ 17,503,288    $ 27,843,213
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                       (17,372,816)      3,697,843
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            12,166,601     (11,598,912)
                                                                              -----------------------------
Net increase in net assets resulting from operations                            12,297,073      19,942,144

===========================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                         (9,994,393)    (17,585,602)
Class B                                                                         (5,174,078)     (7,889,070)
Class C                                                                         (1,941,098)     (2,470,735)
Class N                                                                           (156,470)        (50,649)
Class Y                                                                           (239,614)       (180,125)

===========================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          35,028,608      81,188,197
Class B                                                                          23,028,334      81,353,784
Class C                                                                          16,406,223      33,926,102
Class N                                                                           4,237,074       2,250,053
Class Y                                                                           4,123,362       3,288,451

===========================================================================================================
NET ASSETS
Total increase                                                                   77,615,021     193,772,550
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                             505,422,281     311,649,731
                                                                              -----------------------------
End of period [including overdistributed net investment
income of $89,586 and $87,221, respectively]                                  $ 583,037,302   $ 505,422,281
                                                                              =============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




22  OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS


                                          SIX MONTHS                                                YEAR
                                               ENDED                                               ENDED
                                       JUNE 30, 2002                                            DECEMBER
CLASS A                                  (UNAUDITED)      2001      2000       1999      1998   31, 1997
==========================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period          $ 9.74    $ 9.79    $ 9.97     $10.86   $ 10.97    $ 10.70
Income (loss) from investment operations:
Net investment income                            .33       .73       .73        .71       .71        .77
Net realized and unrealized gain (loss)         (.10)     (.05)     (.18)      (.89)     (.11)       .27
                                            --------------------------------------------------------------
Total from investment operations                 .23       .68       .55       (.18)      .60       1.04
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.33)     (.73)     (.73)      (.71)     (.71)      (.77)
                                            --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.33)     (.73)     (.73)      (.71)     (.71)      (.77)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.64     $9.74     $9.79     $ 9.97    $10.86     $10.97
                                            ==============================================================

==========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)             2.44%     7.05%     5.80%     (1.65)%    5.61%     10.13%

==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $312,296  $280,132  $202,833   $220,502  $246,668   $190,706
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $290,896  $237,232  $205,883   $251,190  $217,944   $187,458
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                           6.93%     7.31%     7.48%      6.88%     6.46%      7.20%
Expenses                                        1.29%     1.23%     1.31%      1.24%     1.22%(3)   1.27%(3)
Expenses, net of reduction to
custodian expenses and/or voluntary
reimbursement of expenses                       1.14%      N/A       N/A        N/A       N/A        N/A
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           69%      162%      255%       238%       67%        51%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




23  OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS Continued


                                          SIX MONTHS                                                YEAR
                                               ENDED                                               ENDED
                                       JUNE 30, 2002                                            DECEMBER
CLASS B                                  (UNAUDITED)      2001      2000       1999      1998   31, 1997
==========================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period          $ 9.73    $ 9.79    $ 9.96     $10.86   $ 10.97    $ 10.69
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .30       .65       .66        .63       .62        .69
Net realized and unrealized gain (loss)         (.09)     (.05)     (.17)      (.90)     (.10)       .28
                                            --------------------------------------------------------------
Total from investment operations                 .21       .60       .49       (.27)      .52        .97
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.30)     (.66)     (.66)      (.63)     (.63)      (.69)
                                            --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.30)     (.66)     (.66)      (.63)     (.63)      (.69)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.64     $9.73     $9.79     $ 9.96    $10.86     $10.97
                                            ==============================================================

==========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)             2.16%     6.14%     5.11%     (2.48)%    4.81%      9.41%

==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $183,393  $161,998   $83,637    $94,845   $88,061    $48,255
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $169,209  $118,521   $83,394    $95,285   $64,330    $41,439
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                           6.17%     6.60%     6.71%      6.13%     5.68%      6.42%
Expenses                                        2.04%     1.99%     2.07%      1.99%     1.97%(3)   2.02%(3)
Expenses, net of reduction to
custodian expenses and/or voluntary
reimbursement of expenses                       1.89%      N/A       N/A        N/A       N/A        N/A
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           69%      162%      255%       238%       67%        51%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




24  OPPENHEIMER BOND FUND

                                          SIX MONTHS                                                YEAR
                                               ENDED                                               ENDED
                                       JUNE 30, 2002                                            DECEMBER
CLASS C                                  (UNAUDITED)      2001      2000       1999      1998   31, 1997
==========================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period          $ 9.74    $ 9.80    $ 9.97     $10.87   $ 10.98    $ 10.70
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .30       .65       .66        .63       .62        .69
Net realized and unrealized gain (loss)         (.09)     (.05)     (.17)      (.90)     (.10)       .28
                                            --------------------------------------------------------------
Total from investment operations                 .21       .60       .49       (.27)      .52        .97
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions
 to shareholders:
Dividends from net investment income            (.30)     (.66)     (.66)      (.63)     (.63)      (.69)
                                            --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.30)     (.66)     (.66)      (.63)     (.63)      (.69)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.65     $9.74     $9.80     $ 9.97    $10.87     $10.98
                                            ==============================================================

==========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)             2.16%     6.14%     5.11%     (2.47)%    4.81%      9.39%

==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $72,906   $57,049   $ 24,303   $24,143   $21,796     $9,188
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $63,729   $36,886   $ 22,605   $24,218   $15,198     $6,134
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                           6.14%     6.65%     6.71%      6.13%     5.66%      6.36%
Expenses                                        2.04%     1.98%     2.07%      1.99%     1.96%(3)   2.02%(3)
Expenses, net of reduction to
custodian expenses and/or voluntary
reimbursement of expenses                       1.89%      N/A       N/A        N/A       N/A        N/A
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           69%      162%      255%       238%       67%        51%




1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




25  OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS Continued


                                                          SIX MONTHS       PERIOD
                                                               ENDED        ENDED
                                                       JUNE 30, 2002     DEC. 31,
CLASS N                                                  (UNAUDITED)      2001(1)
==================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $ 9.73         $10.02
----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .32            .61
Net realized and unrealized loss                            (.09)          (.29)
                                                          ------------------------
Total from investment operations                             .23            .32
----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.32)          (.61)
                                                          ------------------------
Total dividends and/or distributions to shareholders        (.32)          (.61)
----------------------------------------------------------------------------------
Net asset value, end of period                             $9.64         $ 9.73
                                                          ========================

==================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                         2.42%          3.18%

==================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $6,387        $2,176
----------------------------------------------------------------------------------
Average net assets (in thousands)                          $4,759        $  768
----------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                        6.63%         7.87%
Expenses                                                     1.54%         1.37%
Expenses, net of reduction to custodian expenses and/or
voluntary reimbursement of expenses                          1.39%          N/A
----------------------------------------------------------------------------------
Portfolio turnover rate                                        69%          162%




1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





26  OPPENHEIMER BOND FUND

                                          SIX MONTHS                                        YEAR
                                               ENDED                                       ENDED
                                       JUNE 30, 2002                                    DECEMBER
CLASS Y                                  (UNAUDITED)      2001      2000       1999  31, 1998(1)
=================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period          $ 9.72    $ 9.78    $ 9.95     $10.86      $ 10.88
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .35       .76       .85        .76          .49
Net realized and unrealized loss                (.09)     (.05)     (.18)      (.91)        (.02)
                                            -----------------------------------------------------
Total from investment operations                 .26       .71       .67       (.15)         .47
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.35)     (.77)     (.84)      (.76)        (.49)
                                            -----------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.35)     (.77)     (.84)      (.76)        (.49)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.63     $9.72     $9.78     $ 9.95       $10.86
                                            =====================================================

=================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)             2.76%     7.30%     7.13%     (1.37)%      4.40%

=================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $8,056    $4,067       $877      $186          $ 1
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $6,543    $2,286       $340      $ 31          $ 1
-------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                           7.38%     7.85%     7.92%      7.94%       6.84%
Expenses                                        0.83%     0.94%     0.83%      0.83%       0.74%(4)
Expenses, net of reduction to custodian expenses,
voluntary reimbursement of expenses and/or
voluntary waiver of transfer agent fees         0.68%     0.92%      N/A        N/A          N/A
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                           69%      162%      255%       238%         67%




1. For the period from April 27, 1998 (inception of offering) to December 31, 1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




27  OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Bond Fund (the Fund) is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with




28  OPPENHEIMER BOND FUND
a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2002, the Fund had entered into net outstanding when-issued commitments of $137,326,003.

   In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.

   Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2002, securities with an aggregate market value of $523,489, representing 0.09% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.




29  OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

   As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $43,324,120. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

EXPIRING
----------------------
2003       $   748,553
2004         1,106,500
2007        10,208,297
2008        13,887,954
           -----------
Total      $25,951,304
           ===========




30  OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




31  OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     SIX MONTHS ENDED JUNE 30, 2002   YEAR ENDED DECEMBER 31, 2001(1)
                               SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------------
CLASS A
Sold                        7,982,969  $ 77,166,712         16,363,435   $163,919,591
Dividends and/or
distributions reinvested      768,059     7,396,832          1,295,039     12,926,638
Redeemed                   (5,134,472)  (49,534,936)        (9,595,307)   (95,658,032)
                          ------------------------------------------------------------
Net increase                3,616,556  $ 35,028,608          8,063,167   $ 81,188,197
                          ============================================================

--------------------------------------------------------------------------------------
CLASS B
Sold                        5,444,013  $ 52,550,350         11,714,972   $117,368,490
Dividends and/or
distributions reinvested      365,792     3,520,482            543,150      5,415,992
Redeemed                   (3,427,172)  (33,042,498)        (4,154,269)   (41,430,698)
                          ------------------------------------------------------------
Net increase                2,382,633  $ 23,028,334          8,103,853   $ 81,353,784
                          ============================================================

--------------------------------------------------------------------------------------
CLASS C
Sold                        2,708,859  $ 26,129,842          4,852,582   $ 48,669,011
Dividends and/or
distributions reinvested      136,822     1,317,925            166,771      1,663,973
Redeemed                   (1,144,943)  (11,041,544)        (1,643,106)   (16,406,882)
                          ------------------------------------------------------------
Net increase                1,700,738  $ 16,406,223          3,376,247   $ 33,926,102
                          ============================================================

--------------------------------------------------------------------------------------
CLASS N
Sold                          625,021  $  6,025,059            232,768   $  2,343,541
Dividends and/or
distributions reinvested       15,702       150,488              5,140         50,529
Redeemed                     (201,583)   (1,938,473)           (14,360)      (144,017)
                          ------------------------------------------------------------
Net increase                  439,140  $  4,237,074            223,548   $  2,250,053
                          ============================================================

--------------------------------------------------------------------------------------
CLASS Y
Sold                        2,026,551  $ 19,427,364            376,114   $  3,760,382
Dividends and/or
distributions reinvested        2,016        19,389              1,285         12,769
Redeemed                   (1,610,098)  (15,323,391)           (48,603)      (484,700)
                          ------------------------------------------------------------
Net increase                  418,469  $  4,123,362            328,796   $  3,288,451
                          ============================================================


1. For the year ended December 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to December 31, 2001, for Class N shares.




================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $585,049,241 and $497,043,628, respectively.




32  OPPENHEIMER BOND FUND

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion. The management fee will be reduced by 0.15%, applying to all break points in the fee schedule. The waiver is voluntary and may be terminated by the Manager at any time. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.72%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 AGGREGATE       CLASS A    CONCESSIONS    CONCESSIONS    CONCESSIONS    CONCESSIONS
                 FRONT-END     FRONT-END     ON CLASS A     ON CLASS B     ON CLASS C     ON CLASS N
             SALES CHARGES SALES CHARGES         SHARES         SHARES         SHARES         SHARES
SIX MONTHS      ON CLASS A   RETAINED BY    ADVANCED BY    ADVANCED BY    ADVANCED BY    ADVANCED BY
ENDED               SHARES   DISTRIBUTOR DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------
June 30, 2002     $928,381      $335,169        $61,198     $1,273,726       $188,474        $49,141


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                             CLASS A        CLASS B        CLASS C        CLASS N
                          CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                            DEFERRED       DEFERRED       DEFERRED       DEFERRED
                       SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
SIX MONTHS               RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
ENDED                    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------
June 30, 2002                 $5,957       $324,274        $12,783         $3,070




33  OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2002, payments under the Class A Plan totaled $354,443, all of which were paid by the Distributor to recipients, and included $60,293 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended June 30, 2002, were as follows:


                                                                  DISTRIBUTOR'S
                                                   DISTRIBUTOR'S      AGGREGATE
                                                       AGGREGATE   UNREIMBURSED
                                                    UNREIMBURSED  EXPENSES AS %
                  TOTAL PAYMENTS   AMOUNT RETAINED      EXPENSES  OF NET ASSETS
                      UNDER PLAN    BY DISTRIBUTOR    UNDER PLAN       OF CLASS
--------------------------------------------------------------------------------
Class B Plan            $838,486          $705,874    $5,814,282           3.17%
Class C Plan             315,598           163,528     1,197,217           1.64
Class N Plan              11,780            11,780       150,805           2.36


================================================================================
5. FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.




34  OPPENHEIMER BOND FUND

   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2002, the Fund had outstanding futures contracts as follows:


                                                                                UNREALIZED
                             EXPIRATION     NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES     CONTRACTS       JUNE 30, 2002   (DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
90-Day Euro                    12/16/02            38       $   9,284,350       $   (1,900)
90-Day Euro                     3/17/03           183          44,489,587          259,875
U.S. Treasury Nts., 2 yr.       9/27/02           560         117,573,750          246,250
U.S. Treasury Nts., 10 yr.      9/19/02            44           4,718,313           (3,453)
                                                                                -----------
                                                                                   500,772
                                                                                -----------
CONTRACTS TO SELL
U.S. Long Bonds                 9/19/02             5             513,906            1,719
U.S. Treasury Nts., 5 yr.       9/19/02            65           6,982,422           27,172
                                                                                -----------
                                                                                    28,891
                                                                                -----------
                                                                                  $529,663
                                                                                ===========


================================================================================
6. OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.




35  OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
6. OPTION ACTIVITY Continued
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2002 was as follows:


                                              CALL OPTIONS                       PUT OPTIONS
                             -----------------------------    -------------------------------
                             PRINCIPAL (000S)/                PRINCIPAL (000S)/
                                   NUMBER OF     AMOUNT OF          NUMBER OF      AMOUNT OF
                                   CONTRACTS      PREMIUMS          CONTRACTS       PREMIUMS
---------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2001                         --   $        --                 --    $        --
Options written                       42,063       278,591              1,600        445,125
Options closed or expired            (42,063)     (278,591)            (1,600)      (445,125)
                             ----------------------------------------------------------------
Options outstanding as of
June 30, 2002                             --   $        --                 --    $        --
                             ================================================================


--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES
As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was $50,685,372, which represents 8.69% of the Fund's net assets. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was zero. Information concerning restricted securities is as follows:


                                                                         VALUATION AS OF      UNREALIZED
SECURITY                                ACQUISITION DATES       COST       JUNE 30, 2001    DEPRECIATION
---------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Geotek Communications, Inc.,
Series B (Escrowed)                                1/4/01     $  100                 $--          $  100
Real Time Data Co. Wts., Exp. 5/31/04             6/30/99      1,214                  --           1,214




36  OPPENHEIMER BOND FUND

================================================================================
8. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

   The Fund had no borrowings outstanding during the six months ended or at une 30, 2002.




37  OPPENHEIMER BOND FUND

OPPENHEIMER BOND FUND


A SERIES OF OPPENHEIMER INTEGRITY FUNDS
===================================================================================
TRUSTEES AND OFFICERS     James C. Swain, Trustee, CEO and Chairman of the Board
                          John V. Murphy, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Beverly L. Hamilton, Trustee
                          Robert J. Malone, Trustee
                          F. William Marshall, Jr., Trustee
                          Angelo Manioudakis, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

===================================================================================
INVESTMENT ADVISOR        OppenheimerFunds, Inc.

===================================================================================
DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

===================================================================================
TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
SERVICING AGENT

===================================================================================
INDEPENDENT AUDITORS      Deloitte & Touche LLP

===================================================================================
LEGAL COUNSEL             Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS
                          DISTRIBUTOR, INC. 498 SEVENTH AVENUE, NEW YORK, NY
                          10018.





(COPYRIGHT)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.




38  OPPENHEIMER BOND FUND

1.800.CALL OPP PHONELINK


Call 1.800.CALL OPP (225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

WITH PHONELINK YOU CAN:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative1 by saying "Agent" when prompted

   o And more!



QUICK LIST OF PHONELINK COMMANDS


SAY                                     TO:
[ACCOUNT # OR SOCIAL SECURITY # + PIN]  Get dollar and share balances, NAVs, transaction history or request transactions

[FUND NAME, SHARE CLASS]                Get current price/dividend information

BALANCE                                 Hear your balance/list of accounts

HISTORY                                 Hear your most recent transactions

PURCHASE OR BUY                         Buy shares

EXCHANGE                                Exchange shares

LIQUIDATION OR REDEMPTION               Sell shares

DOW JONES OR MARKET INDICES             Hear closing market information
                                        (Dow Jones Industrial Average, Nasdaq
                                        Composite and S&P 500)

CUSTOM LIST                             Create, play or edit custom list of your
                                        accounts, funds or market indices



1. You may speak to a Customer Service Representative during normal business hours.




39  OPPENHEIMER BOND FUND

PRIVACY POLICY NOTICE


AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.


INFORMATION SOURCES

We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.


PROTECTION OF INFORMATION

We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security

In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service




40  OPPENHEIMER BOND FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION

As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.


OTHER SECURITY MEASURES

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP

You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 402(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.




41  OPPENHEIMER BOND FUND

INFORMATION AND SERVICES



GET THIS REPORT ONLINE!

With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at WWW.OPPENHEIMERFUNDS.COM.



INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
Ticker Symbols  Class A: OPIGX  Class B: OIGBX  Class C: OPBCX
                Class N: OPBNX  Class Y: OPBYX





1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.




                                      (LOGO APPEARS HERE)
                                      OPPENHEIMERFUNDS[REGISTRATION MARK]
                                      Distributor, Inc.

RS0285.001.0602     August 29, 2002